Subsequent Events (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Nov. 01, 2021	Apr. 22, 2020	Dec. 31, 2021	May 25, 2021	May 24, 2021	May 14, 2021	Mar. 31, 2021	Dec. 31, 2020
Line of Credit
Subsequent Event [Line Items]
Cash and cash availability streamline threshold				$ 8,000	$ 8,000	$ 7,000		$ 6,000	$ 7,000
Cash and cash availability EBITDA covenant threshold							$ 5,000
Minimum | All Other Times | Line of Credit
Subsequent Event [Line Items]
Interest rate				0.0125%
Minimum | Prime Rate | Streamline Period In Effect | Line of Credit
Subsequent Event [Line Items]
Interest rate				0.0075%
Minimum | Term Note Payable to SVB | Prime Rate
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		0.035%	0.045%
Maximum | All Other Times | Line of Credit
Subsequent Event [Line Items]
Interest rate				0.06%
Maximum | Prime Rate | Streamline Period In Effect | Line of Credit
Subsequent Event [Line Items]
Interest rate				0.055%
Maximum | Term Note Payable to SVB | Prime Rate
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate		0.065%	0.075%
Subsequent Event | Line of Credit
Subsequent Event [Line Items]
Cash and cash availability streamline threshold	$ 50,000
Cash and cash availability EBITDA covenant threshold	$ 30,000
Subsequent Event | Minimum | All Other Times | Line of Credit
Subsequent Event [Line Items]
Interest rate	1.25%
Subsequent Event | Minimum | Prime Rate | Streamline Period In Effect | Line of Credit
Subsequent Event [Line Items]
Interest rate	0.75%
Subsequent Event | Minimum | Term Note Payable to SVB | Prime Rate
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	2.50%
Subsequent Event | Maximum | All Other Times | Line of Credit
Subsequent Event [Line Items]
Interest rate	5.00%
Subsequent Event | Maximum | Prime Rate | Streamline Period In Effect | Line of Credit
Subsequent Event [Line Items]
Interest rate	5.00%
Subsequent Event | Maximum | Term Note Payable to SVB | Prime Rate
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	5.75%